November 2, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	CRM Mutual Fund Trust (the “Trust”)
File Nos. 333-123998/811-21749

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 14 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on October 28, 2010 (Accession No. 0001193125-10-239673).

If you have any questions concerning this filing, you may contact the undersigned at (617) 338-4352.

Very truly yours,

/s/ Heather Melito-Dezan
Heather Melito-Dezan Manager and Assistant Vice-President Regulatory Administration Department BNY Mellon Investment Servicing (US) Inc. 99 High Street, 27th Floor Boston, MA 02110

cc:	S. Yadegari
T. Schuessler
J. Kantrowitz
H. Robichaud